Warrants reserve (Tables)	9 Months Ended
May 31, 2026
Warrants Reserve
Schedule of warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2025	36,190,769	$0.62	0.9
Warrants exercised	(34,652,309)	$0.61	0.0
Warrants expired	(1,538,460)	$0.80	0.0
Balance – May 31, 2026	-	-	-